Mining Rights (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Mining rights, beginning	$ 16,997	$ 16,475
Amortization	(100)	(100)	$ (100)
Exchange differences	298	622
Mining rights, ending	17,195	16,997	16,475
Fomicruz Agreement
IfrsStatementLineItems [Line Items]
Mining rights, beginning	3,188	3,288
Amortization	(100)	(100)
Exchange differences	0	0
Mining rights, ending	3,088	3,188	3,288
Minera Aquiline Argentina
IfrsStatementLineItems [Line Items]
Mining rights, beginning	13,809	13,187
Amortization	0	0
Exchange differences	298	622
Mining rights, ending	$ 14,107	$ 13,809	$ 13,187